SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounting policies not yet adopted

3.1.2.Accounting policies not yet adopted

3.1.2.1.

Business Combination IFRS 3 – Reference to the conceptual framework (Applicable on/or after January 1, 2022. Early adoption is permitted if the entity also adopts all other updated references (published together with the updated Conceptual Framework) on the same date or earlier.

The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Structure. It also include in IFRS 3 the requirement that, for obligations within the scope of IAS 37, the buyer applies IAS 37 to determine whether there is a present obligation on the acquisition date due to past events. For a tax within the scope of IFRIC 21 – Levies, the buyer applies IFRIC 21 to determine whether the event that resulted in the obligation to pay the tax occurred up to the date of acquisition.

The amendments add an explicit statement that the buyer does not recognize contingent assets acquired in a business combination.

Accounting policies adopted

3.1.1.Accounting policies adopted

3.1.1.1.	Interest Rate Reform – IAS 39 / IFRS 7 and IFRS 9 – Phase 2 (Applicable on/or after January 1, 2021, early adoption permitted)

The adoption of phase 2, it is summarized as follows:

(i)

changes in contractual cash flows: practical expedient that allows to replace, as a consequence of the reform, the effective interest rate of a financial asset or financial liability with a new economically equivalent rate, without derecognition of the contract;

(ii)	hedge accounting requirements: end of exemptions for evaluating the effectiveness of hedge accounting relationships (Phase 1), and
(iii)	disclosure: requirements about the disclosure of risks to which the Company is exposed by the reform, risk management and evolution of the IBORs transition.

The Company assessed content of this pronouncement and does not expect to have significant impacts on its debts and derivatives linked to LIBOR (note 4.4.2).

3.1.1.2.	Lease – IFRS 16 – Update of the original issued on June 16, 2020 (Applicable on/or after April 1, 2021, early adoption permitted)

On March 31, 2021, this pronouncement was changed because of the benefits granted to lessee due COVID-19 under lease agreements. The Company assessed the content of this pronouncement and did not identify any impacts, for the clauses of the current lease agreements remained unchanged.